Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of allowance for credit loss
The Company’s allowance for credit losses is presented in the following table.

($ in millions)	December 31, 2021	December 31, 2020
Fixed income securities	$—	$1
Mortgage loans	27	59
Other investments
Directly originated corporate loans	6	—
Aviation loans	6	—
Bank loans	7	16
Agent loans	—	5
Investments	46	81
Reinsurance recoverables	15	15
Other assets	2	7
Assets	63	103
Commitments to fund loans	—	—
Liabilities	—	—
Total	$63	$103
Rollforward of credit loss allowance for fixed income securities for the year ended December 31 is as follows:

($ in millions)	2021	2020
Beginning balance	$(1)	—
Credit losses on securities for which credit losses not previously reported	—	(3)
Reduction of allowance related to sales	1	2
Write-offs	—	—
Ending balance	$—	$(1)
The rollforward of credit loss allowance for bank loans for the years ended December 31 is as follows:

($ in millions)	2021	2020
Beginning balance	$(16)	$—
Cumulative effect of change in accounting principle	—	(16)
Net decreases (increases) related to credit losses	6	(4)
Reduction of allowance related to sales	3	3
Write-offs	—	1
Ending balance	$(7)	$(16)